Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands			6 Months Ended
	Mar. 29, 2021	Nov. 12, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accrued Charter Revenue			$ (36,431)		$ (34,284)
Amortization of Time Charter Assumed, Liability			442	$ 0
Amortization of Assumed Time Charter, Asset			97	$ 95
York [Member]
Finite-Lived Intangible Assets, Net, Ending Balance			$ 965		$ 1,030
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired		60.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		7 years 4 months 24 days
Company Owning Cape Artemisio [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	4 years 3 months 18 days